LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Lincoln Hedged S&P 500 Fund

Lincoln Hedged S&P 500 Conservative Fund

Supplement Dated February 20, 2024

to the Summary and Statutory Prospectuses dated August 18, 2023

This Supplement updates certain information in the Summary and Statutory Prospectuses for the Lincoln Hedged S&P 500 Fund and Lincoln Hedged S&P 500 Conservative Fund (the “Funds”). You may obtain copies of the Funds’ Summary and Statutory Prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, the Funds’ Summary and Statutory Prospectuses are revised as follows:

The Funds’ names are changed as noted. All references to the Funds’ names are revised accordingly.

Current Fund Name	Former Fund Name

Lincoln Hedged S&P 500 Fund 4	Lincoln Hedged S&P 500 Fund

Lincoln Hedged S&P 500 Conservative Fund 4	Lincoln Hedged S&P 500 Conservative Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Lincoln Hedged S&P 500 Fund

Lincoln Hedged S&P 500 Conservative Fund

Supplement Dated February 20, 2024

to the Statement of Additional Information dated August 18, 2023

This Supplement updates certain information in the Statement of Additional Information for the Lincoln Hedged S&P 500 Fund and Lincoln Hedged S&P 500 Conservative Fund (the “Funds”). You may obtain copies of the Funds’ SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, the Funds’ Statement of Additional Information is revised as follows:

The Funds’ names are changed as noted. All references to the Funds’ names are updated accordingly.

Current Fund Name	Former Fund Name

Lincoln Hedged S&P 500 Fund 4	Lincoln Hedged S&P 500 Fund

Lincoln Hedged S&P 500 Conservative Fund 4	Lincoln Hedged S&P 500 Conservative Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE